Note 11 - Taxation - Tax Charge (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Current tax	$ (162)	$ (848)	$ 53	$ (188)
Deferred tax	70	963	(766)	(369)
Recognized in the Consolidated Statement of Comprehensive Income	(92)	115	(713)	(557)
Country of domicile [member]
Statement Line Items [Line Items]
Current tax	0	0	0	29
Deferred tax	0	(51)	(202)	267
Foreign countries [member]
Statement Line Items [Line Items]
Current tax	(162)	(848)	53	(217)
Deferred tax	$ 70	$ 1,014	$ (564)	$ (636)